Property and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – January 1, 2019	466	908	367	1,741
Additions	114	252	—	366
Dispositions	—	(37)	—	(37)
Effects of foreign exchange	—	(5)	(7)	(12)
Balance – December 31, 2019	580	1,118	360	2,058
Additions	534	654	—	1,188
Dispositions	(107)	—	—	(107)
Effects of foreign exchange	71	84	33	188
Balance – December 31, 2020	1,078	1,856	393	3,327

Accumulated depreciation
Balance – January 1, 2019	233	178	44	455
Depreciation	55	54	14	123
Effects of foreign exchange	3	—	—	3
Balance – December 31, 2019	291	232	58	581
Depreciation	207	183	15	405
Effects of foreign exchange	28	17	6	51

Balance – December 31, 2020	526	432	79	1,037

Carrying value
Balance – December 31, 2019	289	886	302	1,477
Balance – December 31, 2020	552	1,424	314	2,290